Basis of Presentation and Disclosure	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Basis of Presentation and Disclosure
2)	BASIS OF PRESENTATION AND DISCLOSURE
The consolidated financial statements as of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023, were prepared in accordance with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
Note 3 describes Cemex’s material accounting policies. Accounting policy information is considered material if, together with other financial information included in the entity’s financial statements, it could reasonably influence the decision of primary users.
Presentation currency and definition of terms
The consolidated financial statements and accompanying notes are presented in Dollars of the United States, unless otherwise specified. All amounts in these financial statements are stated in millions, except for earnings per share and prices per share. References to “U.S. Dollar,” “Dollar,” or “$” indicate Dollars of the United States. “Ps” or “Pesos,” refer to Mexican Pesos, “€” or “Euros,” to the currency used in some European Union (“EU”) countries and “£” or “Pounds,” to British Pounds sterling. Previously reported Dollar amounts for prior years are restated using closing exchange rates as of the reporting date if related transactions in other currencies remain unsettled. Dollar amounts should not be interpreted as actual amounts or as convertible at the stated rates.
Amounts disclosed in the notes regarding outstanding tax and legal proceedings (notes 21.4 and 26), originate from jurisdictions where currencies differ from the Dollar. These amounts are presented in Dollar equivalents as of the end of the most recent year. Therefore, without any change to the original currency, these Dollar amounts may fluctuate over time due to exchange rate changes.
Discontinued operations (note 5.2)
Cemex reports as discontinued operations any component that has been disposed of or classified as held for sale and represents a separate major line of business, geographical area, or is part of a single disposal plan. The Income Statements and the Cash Flow Statements for prior periods were presented to consider the effects of additional discontinued operations that occurred in 2025.
Income Statements
Cemex presents the line item “Operating earnings before other expenses, net” as a relevant subtotal for determining “Operating EBITDA” (Operating earnings before other expenses, net plus depreciation and amortization), which is calculated as operating earnings before other expenses, net, plus depreciation and amortization. This subtotal facilitates reconciliation between IFRS financial statements and the non-IFRS
measure of Operating EBITDA. “Other expenses, net” primarily includes revenues and expenses not directly related to Cemex’s core activities or that are non-recurring,
such as impairment losses on long-lived assets, results from assets disposal, and restructuring costs, among others (note 8). Under IFRS, the use of subtotals such “Operating earnings before other expenses, net” and the presentation of the Income Statement can vary significantly by industry and companies according to specific needs and requirements. Operating EBITDA is not a measure of operating performance, cash flows or financial position under IFRS.

However, Cemex’s chief executive officer uses Operating EBITDA to assess operating performance, profitability and resource allocation. Moreover, most of Cemex’s creditors also use this measure to evaluate the Company’s ability to fund capital expenditures, service or incur debt, and meet financial covenants. Cemex discloses Operating EBITDA in notes 5.3 and 18.1. Operating EBITDA may not be comparable to similarly titled measures used by other companies.
Cash Flow statements
The Cash Flow statements exclude transactions that do not involve actual sources or uses, as detailed below:

•	Increases in other financing obligations related to lease contracts and the corresponding increases in right-of-use assets (notes 15.2 and 18.2); and

•	Portion of dividends declared during the year that remains payable as of December 31, 2025, for $33 (notes 22.1 and 22.3).
Newly issued IFRS adopted in 2025
Beginning January 1, 2025, Cemex adopted IFRS amendments that did not result in any material impact on its results of operation or financial position, and which are explained as follows:

Standard	Main topic
Amendments to IAS 21, The Effects of Changes in Foreign Exchange Rates – Lack of Exchangeability
The amendments require entities to consistently assess whether a currency is exchangeable into another currency. If not, entities must determine the appropriate exchange rate and provide the related disclosures.